Subsequent Event - Additional Information (Detail) (Natural Disasters and Other Casualty Events) In Millions, unless otherwise specified	Jan. 23, 2012 Passenger		Jan. 13, 2012 Costa Concordia Passenger	Dec. 31, 2011 Costa Concordia USD ($)	Dec. 31, 2011 Costa Concordia EUR (€)
Subsequent Event [Line Items]
Passenger Capacity	195,872	[1]	2,978
Carrying value of ship, including ship improvements				$ 490	€ 379
Insurance coverage for damage to ship				510	395
Insurance deductible for damage to the ship				30
Insurance deductible for third party personal injury liability				$ 10

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.